Related Party Transactions	12 Months Ended
Dec. 25, 2012
Related Party Transactions

(4) Related Party Transactions

Management and Accounting Fees Paid to Related Party

Management and accounting fees paid to related party include charges from LSM, which is an indirect wholly owned subsidiary of the Fund. These charges totaled $1,275, $269, and $0 for the years ended December 28, 2010, December 27, 2011 and December 25, 2012. The charges were primarily for accounting, risk management, human resources and benefits administration, legal, management information services, and other shared support services. The amounts that are included in management fees to related party in the accompanying consolidated statements of income and comprehensive income were charged pursuant to a shared service agreement formerly between the Company and LSM, which was terminated at the beginning of fiscal 2011. The Company cannot estimate with reasonable certainty what the charges for similar services would have been on a stand-alone basis. However, the Company believes that the charges are indicative of what it would have incurred on a stand-alone basis.

At the date of Acquisition, the Company entered into an agreement with Hudson Advisors, L.L.C. (Hudson), an affiliate of certain entities that holds an indirect investment interest in the Company. Pursuant to the agreement, Hudson provides certain asset management and advisory services to the Company. During the years ended December 28, 2010, December 27, 2011, and December 25, 2012, the Company incurred charges for such services of $2,070, $3,129, and $1,252, respectively. This agreement was terminated upon consummation of the IPO, as discussed in Note 1.

Transaction Bonuses

In connection with the IPO, certain executives of the Company earned transaction bonuses of $1,462. These bonuses were earned under a letter agreement, as amended, with Wagon, in which certain executives of the Company are eligible to receive a transaction bonus upon the occurrence of an eligible transaction. Wagon is responsible to fund the transaction bonus. As this bonus is contingent upon employment with the Company, the Company is required to record the expense of these bonuses and recognize the funding by Wagon as additional paid in capital. $1,462 was recorded as an expense to the Company and $1,440 was recorded as a capital contribution by Wagon in fiscal 2012, which was used by the Company to pay these bonuses. A similar transaction bonus will be recognized on any future eligible transactions in which Wagon sells, in whole or part, its interest in the Company.

General and Administrative Expenses

Upon completion of the IPO, the Company entered into a Transition Services Agreement with an affiliate of the Fund to provide certain limited support services, including legal and risk management, until the Company can complete transition of these functions to internal or third-party resources. General and administrative expenses include charges of approximately $73 for these services in fiscal 2012.

Advances Due to Affiliates

During the year ended December 28, 2010, the Company incurred interest expense of $1,775 under the advances due to affiliate. These advances were in the form of an unsecured promissory note bearing interest at 4.65%, for which the principal and interest were due December 31, 2014. During fiscal 2010, the Casual Dining Companies transferred their interest in the advances due from the Company to the Company’s Parent. In November 2010, the Company paid the advances in full from proceeds of a cash capital contribution from its Parent in the amount of $47,127.

The average balance of the advances due to affiliates was approximately $39,124 for the year ended December 28, 2010. Transactions during the periods presented consisted of the following items:

December 28, 2010
(In Thousands)
Beginning balance	$45,269
Interest accrued on advances due to affiliates	1,775
Other	83
Payments	(47,127)

Ending balance	$—

For cash flow presentation purposes, the Company accounts for the interest accrued on advances due to affiliates as a noncash charge to income as the accrued interest is added to the principal of the debt as payment in kind. The in-kind amounts paid in 2010 are presented as an operating activity as such amounts were settled in cash.